Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.

During the fiscal year ended September 30, 2023, the Chief Executive Officer, Mr. Weicheng Hsiao, borrowed a series of short-term loans from the Company and the balance as of September 30, 2023 was $2,969,777. Between October 1, 2023 and October 31, 2023, Mr. Weicheng Hsiao borrowed an additional $93,690 from the Company. The terms of such borrowings were negotiated based on mutual agreement and were non-trade, unsecured, bore interest at 3.5% per annum, and were repayable by November 30, 2023. Such loans have been fully repaid by Mr. Weicheng Hsiao to the Company as of November 2, 2023.

The Company has rescheduled the repayment date of the loan of $3,586,296 to Shoko Chukin Bank which was due on October 31, 2023 and it is payable upon consummation of the initial public offering.

The Company borrowed short-term unsecured loans with an aggregate amount of $200,763 from its shareholder, Mr. Kimoto Yasuya, with an interest rate of 5% per annum, and the loan is due for repayment by October 31, 2023. The interest accrued as of September 30, 2023 was $5,943 and the Company has subsequently repaid partial amount of the loans of $66,921 in October 2023. As of March 20, 2024, the Company still has a remaining loan principal of $133,842, which is payable upon the consummation of the IPO.

Between December 8, 2023 to March 20, 2024, the Company borrowed a series of short-term loans in the aggregate amount of $1,676,371 from the Chief Executive Officer, Mr. Weicheng Hsiao. The loans are unsecured, interest-free and due for repayment by January 31, 2024, February 29, 2024 and April 30, 2024. The Company has subsequently repaid an aggregate amount of $448,371 to the Chief Executive Officer, Mr. Weicheng Hsiao. As of March 20, 2024, the remaining loan principal amount outstanding is $1,228,000.

On December 19, 2023, the Company borrowed a short-term loan with an amount of $669,210 from a third party, Mr. Koichi Inutsuka. The loan is unsecured, interest bearing of 7% per annum and due for repayment by January 22, 2024. The loan has been fully repaid by the Company to Mr. Koichi Inutsuka as of March 20, 2024.

On January 10, 2024, the Company complied with the terms of an agreement with a customer that allow a full or partial refund should the customer be unsatisfied with the Company’s product by taking back the product and initiating the process of the refund to the customer.

Except for the above, the Company has assessed all events from October 1, 2023 through March 20, 2024, which is the date that these financial statements are available to be issued, there are not any material subsequent events that require disclosure in these financial statements.